UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2005

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/ Takahiro Yamasaki              New York, NY                   10/18/05
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     355,972
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300    7,347     147,000   SH           Sole               147,000
COACH INC                       COM          189754104    3,048      97,200   SH           Sole                97,200
COMCAST CORPORATION CL A        CL A         20030N101    1,980      67,400   SH           Sole                67,400
DISNEY                          COM          254687106    4,327     179,300   SH           Sole               179,300
EBAY INC                        COM          278642103    5,900     143,200   SH           Sole               143,200
HOME DEPOT                      COM          437076102    6,339     166,200   SH           Sole               166,200
JOHNSON CONTROLS INC.           COM          478366107    2,153      34,700   SH           Sole                34,700
KOHLS CORP                      COM          500255104    4,772      95,100   SH           Sole                95,100
ALTRIA GROUP INC                COM          02209S103    4,658      63,200   SH           Sole                63,200
CVS CORPORATION                 COM          126650100   10,180     350,900   SH           Sole               350,900
DEAN FOODS                      COM          242370104    4,216     108,500   SH           Sole               108,500
PEPSICO INC                     COM          713448108   11,762     207,400   SH           Sole               207,400
PROCTER & GAMBLE                COM          742718109    9,407     158,200   SH           Sole               158,200
DEVON ENERGY CORP               COM          25179M103   16,185     235,800   SH           Sole               235,800
EXXON MOBIL CORP                COM          30231G102   11,361     178,800   SH           Sole               178,800
OCCIDENTAL PETROLEUM            COM          674599105    4,118      48,200   SH           Sole                48,200
TRANSOCEAN INC                  COM          G90078109    5,389      87,900   SH           Sole                87,900
AMBAC FINANCIAL GROUP           COM          023139108    5,433      75,400   SH           Sole                75,400
AMERICAN INTERNATIONAL GROUP    COM          026874107    9,517     153,600   SH           Sole               153,600
BANK OF AMERICA CORP            COM          060505104    9,169     217,800   SH           Sole               217,800
CAPITAL ONE FINANCIAL CORP      COM          14040H105    6,147      77,300   SH           Sole                77,300
CITIGROUP                       COM          172967101    9,245     203,100   SH           Sole               203,100
FRANKLIN RESOURCES INC          COM          354613101    6,012      71,600   SH           Sole                71,600
GOLDMAN SACHS GROUP             COM          38141G104    7,635      62,800   SH           Sole                62,800
JP MORGAN CHASE & COMPANY       COM          46625H100    5,500     162,100   SH           Sole               162,100
MOODYS CORPORATION              COM          615369105    5,154     100,900   SH           Sole               100,900
WELLS FARGO & COMPANY           COM          949746101    5,172      88,300   SH           Sole                88,300
AMGEN INC.                      COM          031162100    7,242      90,900   SH           Sole                90,900
JOHNSON & JOHNSON               COM          478160104   10,156     160,500   SH           Sole               160,500
LILLY /ELI/ & CO.               COM          532457108    4,303      80,400   SH           Sole                80,400
MEDTRONIC INC                   COM          585055106    5,646     105,300   SH           Sole               105,300
PFIZER INC                      COM          717081103    4,232     169,500   SH           Sole               169,500
UNITEDHEALTH GROUP              COM          91324P102    5,480      97,500   SH           Sole                97,500
WELLPOINT INC                   COM          94973V107   10,130     133,600   SH           Sole               133,600
ZIMMER HOLDINGS INC             COM          98956P102    4,774      69,300   SH           Sole                69,300
FEDEX CORP                      COM          31428X106    3,415      39,200   SH           Sole                39,200
GENERAL ELECTRIC                COM          369604103   11,798     350,400   SH           Sole               350,400
INGERSOLL-RAND                  COM          G4776G101    7,325     191,600   SH           Sole               191,600
L 3 COMMUNICATIONS HLDG CORP    COM          502424104    7,622      96,400   SH           Sole                96,400
PITNEY BOWES                    COM          724479100    3,623      86,800   SH           Sole                86,800
PAGE TOTAL:                                             267,873

TYCO INTERNATIONAL LTD REGD SH  COM          902124106    3,593     129,000   SH           Sole               129,000
ADOBE SYSTEMS INC               COM          00724F101    4,689     157,100   SH           Sole               157,100
ALTERA CORP                     COM          021441100    4,156     217,500   SH           Sole               217,500
CISCO SYSTEMS INC               COM          17275R102    7,193     401,400   SH           Sole               401,400
COMPUTER SCIENCES CORP          COM          205363104    4,211      89,000   SH           Sole                89,000
DELL INC                        COM          24702R101    3,906     114,200   SH           Sole               114,200
EMC CORP                        COM          268648102    4,625     357,400   SH           Sole               357,400
MAXIM INTERGRATED PRODS INC     COM          57772K101    6,811     159,700   SH           Sole               159,700
MICROSOFT CORP                  COM          594918104   10,295     400,100   SH           Sole               400,100
MOTOROLA INC                    COM          620076109    6,089     276,400   SH           Sole               276,400
NETWORK APPLIANCE INC           COM          64120L104    3,919     165,100   SH           Sole               165,100
YAHOO! INC                      COM          984332106    5,834     172,400   SH           Sole               172,400
ALCOA INC                       COM          013817101    3,021     123,700   SH           Sole               123,700
DOW CHEMICAL                    COM          260543103    2,834      68,000   SH           Sole                68,000
SBC COMMUNICATIONS INC          COM          78387G103    5,808     242,300   SH           Sole               242,300
DOMINION RESOURCES INC          COM          25746U109    5,392      62,600   SH           Sole                62,600
EXELON CORPORATION              COM          30161N101    5,723     107,100   SH           Sole               107,100
PAGE TOTAL:                                              88,099
GRAND TOTAL:                                            355,972



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